Financial Instruments and Risk Management - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 5,572,463	$ 6,943,473
Principal payments	(386,389)	(219,448)
Proceeds from borrowings	430,507
Transaction costs incurred for borrowings	(41,912)
Series C Conversion to ordinary shares		(1,397,960)
Reclassifications and other	84,139	(3,327)
Ending balance	5,658,808	5,322,738
Short-term Portion of Bank Loans and Financial Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	220,116	253,020
Principal payments	(122,886)	(167,894)
Reclassifications and other	152,616	105,679
Ending balance	249,846	190,805
Long-term Portion of Bank Loans and Financial Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,823,657	1,757,372
Principal payments		(38,980)
Proceeds from borrowings	430,507
Transaction costs incurred for borrowings	(41,912)
Reclassifications and other	(69,297)	(115,317)
Ending balance	2,142,955	1,603,075
Secured Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,017,501	1,015,657
Reclassifications and other	961	909
Ending balance	1,018,462	1,016,566
Short-term Portion of Unsecured Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	249,650
Principal payments	(250,000)
Reclassifications and other	350	249,198
Ending balance		249,198
Long-term Portion of Unsecured Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,025,001	2,270,246
Reclassifications and other	2,022	(247,195)
Ending balance	2,027,023	2,023,051
Private Placement Liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		1,394,552
Series C Conversion to ordinary shares		(1,397,960)
Reclassifications and other		3,408
Short-term Portion of Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	28,944	24,670
Principal payments	(13,503)	(12,574)
Reclassifications and other	13,165	12,562
Ending balance	28,606	24,658
Long-term Portion of Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	207,594	227,956
Reclassifications and other	(15,678)	(12,571)
Ending balance	$ 191,916	$ 215,385